Derivative Instruments - Derivative Gain (Loss) (Details) - USD ($)	1 Months Ended		9 Months Ended				12 Months Ended
	Mar. 31, 2015	May. 31, 2014	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Natural Gas Derivatives [Member] | Operating and maintenance expense (income) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net			$ 1,221,000		$ (448,000)
Natural Gas Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net							$ 860,000		$ 476,000		$ 0
Liquefaction Supply Derivatives [Member] | Operating and maintenance expense (income) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net			32,184,000	[1]	0	[1]	342,000	[2]	0	[2]	0	[2]
Settlements during the period			0		0		0		0		0
Interest Rate Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (34,700,000)	$ (9,300,000)
Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net			$ (46,541,000)		$ (89,222,000)		$ (119,401,000)		$ 88,596,000		$ 679,000

[1]	There were no physical settlements during the reporting period.
[2]	There were no settlements during the reporting period.